UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY 10021

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                New York, NY               November 9, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     367,759
                                            (x$1000)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                 METROPOLITAN CAPITAL ADVISORS, INC.
                                          As of 9/30/07
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  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6      Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/   Investment      Other        Voting
  Issuer                       Class         Number    (x$1,000)  Amount     PRN CALL   Discretion     Managers     Authority

                                                                                                                Sole   Shared  None
American Standard Cos Inc.    COM           029712106    6,070      170,400 SH           SHARED-DEFINED           170,400
BCE Inc.                      COM NEW       05534B760    1,366       34,100 SH           SHARED-DEFINED            34,100
Bank of America               COM           060505104    3,066       61,000 SH           SHARED-DEFINED            61,000
BEA Systems Inc.              COM           073325102    5,911      426,200 SH           SHARED-DEFINED           426,200
Blockbuster Inc.              CL B          093679207    7,040    1,451,600 SH           SHARED-DEFINED         1,451,600
Broadridge Financial SolutionsCOM           11133T103    2,261      119,300 SH           SHARED-DEFINED           119,300
Brown Shoe Company Inc.       COM           115736100    6,811      351,100 SH           SHARED-DEFINED           351,100
Canetic Resources Trust       COM           137513107    3,043      198,600 SH           SHARED-DEFINED           198,600
Centex Corp.                  COM           152312104    1,369       51,540 SH           SHARED-DEFINED            51,540
Collective Brands Inc.        COM           19421W100    1,880       85,200 SH           SHARED-DEFINED            85,200
Companhia Vale Do Rio Doce    SPONSORED ADR 204412209    1,154       34,000      PUT     SHARED-DEFINED            34,000
ConocoPhillips                COM           20825C104    3,748       42,700 SH           SHARED-DEFINED            42,700
Cyberonics Inc.               COM           23251P102   27,025    1,938,648 SH           SHARED-DEFINED         1,938,648
DR Horton Inc.                COM           23331A109      548       42,755 SH           SHARED-DEFINED            42,755
DSW Inc.                      CL A          23334L102      907       36,036 SH           SHARED-DEFINED            36,036
Davita Inc.                   COM           23918K108    5,517       87,319 SH           SHARED-DEFINED            87,319
Domtar Corporation            COM           257559104    5,032      613,600 SH           SHARED-DEFINED           613,600
Energy Partners Ltd.          COM           29270U105    5,082      346,200 SH           SHARED-DEFINED           346,200
Fibertower Corp.              COM           31567R100    1,245      324,100 SH           SHARED-DEFINED           324,100
Flowserve Corp.               COM           34354P105   21,102      277,000 SH           SHARED-DEFINED           277,000
Freeport-McMoran Copper       COM           35671D857    4,846       46,200      PUT     SHARED-DEFINED            46,200
Genesco Inc.                  COM           371532102      424        9,200 SH           SHARED-DEFINED             9,200
Genesco Inc.                  COM           371532102      378        8,200      PUT     SHARED-DEFINED             8,200
Home Depot Inc.               COM           437076102   34,859    1,074,575 SH           SHARED-DEFINED         1,074,575
Home Depot Inc.               COM           437076102    8,227      253,600      PUT     SHARED-DEFINED           253,600
Kaiser Aluminum Corp.         COM PAR $.01  483007704   17,159      243,150 SH           SHARED-DEFINED           243,150
Kraft Foods Inc.              CL A          50075N104   22,460      650,819 SH           SHARED-DEFINED           650,819
Lennar Corp.                  CL A          526057104    1,652       72,935 SH           SHARED-DEFINED            72,935
Limited Inc.                  COM           532716107    8,966      391,700 SH           SHARED-DEFINED           391,700
MDC Holdings Inc.             COM           552676108    1,166       28,490 SH           SHARED-DEFINED            28,490
Meritage Homes Corp.          COM           59001A102      288       20,400 SH           SHARED-DEFINED            20,400
Meritage Homes Corp.          COM           59001A102      354       25,100      CALL    SHARED-DEFINED            25,100
Microsoft Corp.               COM           594918104   32,091    1,089,300      CALL    SHARED-DEFINED         1,089,300
Mueller Water Products Inc.   COM SER B     624758207   10,788      980,700 SH           SHARED-DEFINED           980,700
NYMEX Holdings Inc.           COM           62948N104    7,342       56,400 SH           SHARED-DEFINED            56,400
NYMEX Holdings Inc.           COM           62948N104   19,970      153,400      CALL    SHARED-DEFINED           153,400
NYMEX Holdings Inc.           COM           62948N104    7,342       56,400      PUT     SHARED-DEFINED            56,400
NYSE Euronext                 COM           629491101    4,046       51,100 SH           SHARED-DEFINED            51,100
Nisource Inc.                 COM           65473P105      720       37,600 SH           SHARED-DEFINED            37,600
Pharmerica Corp.              COM           71714F104    5,538      371,186 SH           SHARED-DEFINED           371,186
Qimonda AG                    SPONSORED ADR 746904101    3,267      289,100 SH           SHARED-DEFINED           289,100
Regions Financial Corp.       COM           7591EP100    1,179       40,000 SH           SHARED-DEFINED            40,000
Target Corporation            COM           87612E106    1,081       17,000 SH           SHARED-DEFINED            17,000
Texas Inds Inc.               COM           882491103    2,683       34,175 SH           SHARED-DEFINED            34,175
Toll Brothers Inc.            COM           889478103    1,312       65,640 SH           SHARED-DEFINED            65,640
Tyco Electronics Ltd.         COM NEW       G9144P905   15,159      427,868 SH           SHARED-DEFINED           427,868
Tyco Intl Ltd. Bermuda        SHS           G9143x208   13,393      302,050 SH           SHARED-DEFINED           302,050
USG Corp.                     COM NEW       903293405    6,399      170,400 SH           SHARED-DEFINED           170,400
ValueClick Inc.               COM           92046N102      382       17,000 SH           SHARED-DEFINED            17,000
Ventana Med Sys Inc.          COM           92276H106      430        5,000 SH           SHARED-DEFINED             5,000
Ventana Med Sys Inc.          COM           92276H106      430        5,000      PUT     SHARED-DEFINED             5,000
Wal-Mart Stores Inc.          COM           931142103   22,639      518,650 SH           SHARED-DEFINED           518,650
Western Un Co                 COM           959802109      612       29,200 SH           SHARED-DEFINED            29,200

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